Equity (Narrative) (Details) - $ / shares		12 Months Ended
	Jan. 02, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 04, 2019
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		83,000,000
Stock Repurchase Plan 2015
Debt Instrument [Line Items]
Shares Repurchased Under Stock Repurchase Program		25,900,000	19,900,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased					100,000,000
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased		86,100,000
Common stock
Debt Instrument [Line Items]
Common Stock, Dividends (in USD per share)		$ 4.20	$ 3.40	$ 2.60
Subsequent Event | Common stock
Debt Instrument [Line Items]
Common Stock, Dividends (in USD per share)	$ 1.15